Shareholders' equity	12 Months Ended
Dec. 31, 2018
Shareholders' equity
Shareholders' equity

30.   Shareholders’ equity

The changes in Shareholders' equity are presented in the consolidated statement of changes in total equity. Significant information on certain items of Shareholders' equity and the changes therein in 2018 is set forth below.